Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net loss for the year	$ (4,877,999)	$ (3,878,909)	$ (7,211,616)	$ (8,182,997)
Items not affecting cash:
Amortization and depreciation	401,640	124,505	855,139	459,924
Bad debt expense		(7,358)	10,148	63,285
Impairment of inventory		64,336		303,316
Fair value changes on convertible debenture				3,250,848
Fair value changes on opening warrant liability		(4,651)		962,350
Fair value changes on warrant liability			1,856,623	(5,444,936)
Interest expense, net of repayments				9,586
Foreign exchange	11,666		7,347
Share based payments	310,828	812,735	571,533	1,939,035
Net Change in non-cash working capital	1,136,712	3,225,654
Trade receivables			(891,231)	75,316
Prepaids	(491,942)	(731,566)	(88,977)	(277,147)
Inventory	528,510	(1,060,581)	1,586,593	(2,590,511)
Advances to suppliers	(967,476)	(836,698)	(433,118)	(813,776)
Accounts payable and accrued liabilities			(336,221)	(928,706)
Deferred revenues			(149,600)
Net cash used in operating activities	(3,112,570)	(6,707,274)	(4,223,380)	(11,174,413)
Investing activities
Intangible asset additions	(817,849)	(739,579)	(1,329,175)	(1,389,620)
Equipment additions	(2,498)		(3,736)	(1,841)
Acquisition of ClearRF				(155,014)
Net cash used in investing activities	(820,347)	(894,593)	(1,332,911)	(1,546,475)
Financing activities
Lease payments	(100,702)	(78,731)	(160,405)	(154,665)
Bank loan		(27,159)	719,623	9,937
Convertible debt issued, net of repayments		(4,000,000)		(4,000,000)
Proceeds on share issuance, net of share issuance costs		16,711,184	2,250,000	16,711,184
Transaction costs	(309)		(748,600)
Exercise of warrants	3,608,571	2,575,200	3,608,571	2,575,200
Net cash from financing activities	3,198,869	15,180,494	5,669,189	15,141,656
Effect of foreign exchange on cash		22,680		13,910
Change in cash and restricted cash for the period	(734,048)	7,601,307	112,898	2,434,678
Cash and restricted cash, beginning of the period	$ 1,913,742	$ 1,619,742	1,913,742	1,619,742
Cash and restricted cash, end of period			$ 2,026,640	$ 4,054,420